Summary of significant accounting policies - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 USD ($)
Summary of significant accounting policies
Accounts receivable, net	¥ 3,442		¥ 1,569			$ 472
Impairment loss on equity investment	0		0	¥ 36,600
Impairment loss on equity investment without readily determinable fair values	0		0	50,000
Impairment of Long-lived Assets
Impairment loss of investments	¥ 1,432		¥ 3,912	¥ 0
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Impairment of intangible assets	¥ 0		¥ 9,882	¥ 0
Financial Guarantee liabilities
Revenue recognized related to releasing of guarantee liabilities	43		536	9,662
Maximum potential future payment	0		431
Allowance for guarantee assets	¥ 0		434	171
Revenue recognition
Contract liabilities			330	1,714	¥ 1,885
Operating lease term	12 months					12 months
Underpayment of taxes	¥ 100					$ 14
Period of statue of limitation	10 years	10 years
Value added Tax ("VAT")
Percentage of value added tax	6.00%	6.00%
Segment reporting
Number of operating segments | segment	1	1
Statutory reserves
Appropriation to the statutory surplus fund, minimum percentage of after-tax profits	10.00%	10.00%
Maximum percentage of statutory surplus fund to registered capital	50.00%	50.00%
Transfer of reserves	¥ 0
Profit appropriation to general reserve fund and statutory surplus fund	282		373	716
Accumulated deficit	(2,528,273)		(2,512,537)			$ (346,372)
Cost of revenues	12,840	$ 1,759	38,191	62,688
General and administrative expenses	13,796	1,890	22,667	50,298
Net loss	¥ 15,454	$ 2,117	¥ 78,762	¥ 190,183
Minimum
Revenue recognition
Operating lease term	1 year					1 year
Maximum
Revenue recognition
Operating lease term	5 years					5 years